Employee Benefit Plan	12 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
15. Employee Benefit Plan
A 401(k) plan is provided that covers substantially all employees meeting certain age and service requirements. We make discretionary contributions to the 401(k) plan.
We recorded matching contributions of $965 thousand as of June 30, 2021. The Company recorded no matching contributions for the year ended June 30, 2020.